Fair Value Measurements - Quantitative Information About Level 3 Inputs (Details) - Level 3 - Recurring - Discounted cash flows $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) bond	Dec. 31, 2015 USD ($) bond
Corporate debt
Unobservable Input
Number of Bonds	1
Residential mortgage-backed securities (“RMBS”)
Unobservable Input
Spread (as a percent)	6.93%	6.65%
Number of Bonds		1
Minimum disclosure amount of debt instrument, fair value disclosure. | $	$ 1	$ 1